Annual Total Returns [BarChart] - ClearBridge Tactical Dividend Income Fund - Class A	Mar. 01, 2021
Bar Chart Table:
Annual Return 2011	(8.03%)
Annual Return 2012	17.25%
Annual Return 2013	27.48%
Annual Return 2014	8.02%
Annual Return 2015	(13.99%)
Annual Return 2016	11.53%
Annual Return 2017	6.68%
Annual Return 2018	(6.03%)
Annual Return 2019	30.92%
Annual Return 2020	0.34%